Non-controlling interests - Schedule of financial information on the subsidiaries with significant non-controlling interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-controlling interests
Total assets	€ 1,797,062	€ 1,734,659	€ 1,595,835
Total liabilities	1,692,821	1,637,074	1,498,782
Total profit	12,183	€ 10,764	€ 9,653
Santander Bank Polska
Non-controlling interests
Total assets	60,916
Total liabilities	54,462
Net assets	6,454
Total income	3,182
Total profit	1,015
Banco Santander Brasil SA
Non-controlling interests
Total assets	220,093
Total liabilities	203,035
Net assets	17,058
Total income	13,104
Total profit	2,135
Banco Santander Chile
Non-controlling interests
Total assets	77,167
Total liabilities	71,518
Net assets	5,648
Total income	2,285
Total profit	816
Grupo Financiero Santander México, S.A.B. de C.V.
Non-controlling interests
Total assets	102,496
Total liabilities	93,592
Net assets	8,904
Total income	5,899
Total profit	€ 1,577